Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of June 30,
	2021	2022
Prepaid provisional tax	$660,406	$-
Deposit paid	81,626	14,616
Prepayment	33,023	50,460
Other receivable	-	127,423
Total	$775,055	$192,499